Property and Equipment	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 4 – PROPERTY AND EQUIPMENT

We state property and equipment at historical cost less accumulated depreciation. We compute depreciation using the straight-line method at rates intended to depreciate the cost of assets over their estimated useful lives, which are generally five to seven years. Upon retirement or sale of property and equipment, we remove the cost of the disposed assets and related accumulated depreciation from the accounts and any resulting gain or loss is credited or charged to selling, general, and administrative expenses. We charge expenditures for normal repairs and maintenance to expense as incurred.

We capitalize additions and expenditures for improving or rebuilding existing assets that extend the useful life. Leasehold improvements made either at the inception of the lease or during the lease term are amortized over the shorter of their economic lives or the lease term including any renewals that are reasonably assured.

Property and equipment consisted of the following at June 30, 2019 and March 31, 2019:

	June 30, 2019	March 31, 2019
Leasehold improvements	$111,631	$98,444
Furniture and fixtures	157,609	154,777
Vehicles	103,511	103,511
Equipment	18,914,770	18,689,140
Tooling	126,190	117,390
Construction in progress	3,352,669	3,352,669
Total property and equipment	$22,766,380	$22,515,931
Less accumulated depreciation	(1,098,818)	(516,144)
Net property and equipment	$21,667,562	$21,999,787

Depreciation Expense for the three months ended June 30, 2019 and 2018 totaled $582,674 and $54,923, respectively.

NOTE 5 – EQUIPMENT

We state property and equipment at historical cost less accumulated depreciation. We compute depreciation using the straight-line method at rates intended to depreciate the cost of assets over their estimated useful lives, which are generally five to ten years. Upon retirement or sale of property and equipment, we remove the cost of the disposed assets and related accumulated depreciation from the accounts and any resulting gain or loss is credited or charged to selling, general, and administrative expenses. We charge expenditures for normal repairs and maintenance to expense as incurred.

We capitalize additions and expenditures for improving or rebuilding existing assets that extend the useful life. Leasehold improvements made either at the inception of the lease or during the lease term are amortized over the shorter of their economic lives or the lease term including any renewals that are reasonably assured.

Property and equipment consisted of the following at March 31, 2019, March 31, 2018 and December 31, 2017:

	March 31, 2019	March 31, 2018	December 31, 2017
Leasehold Improvements	$98,444	$17,772	$15,475
Furniture and Fixtures	154,777	8,102	33,751
Vehicles	103,511	89,388	36,500
Equipment	18,689,140	879,871	184,626
Tooling	117,390	359,351	579,951
Construction in Progress	3,352,669	-	-
Total property and equipment	$22,515,931	$1,354,484	$847,303
Less accumulated depreciation	(516,144)	(113,158)	(77,861)
Net equipment	21,999,787	1,241,326	769,442

Depreciation expense for the year ended March 31, 2019, for the three months ended March 31, 2018, and for the year ended December 31, 2017 totaled $402,986, $35,297, and $77,861, respectively.